Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2022	Current	Non-current	December 31, 2021	Current	Non-current

Nordea Bank secured term loan	$20,663	$3,740	$16,923	$24,403	$3,740	$20,663
Piraeus Bank secured term loans	67,584	9,048	58,536	25,786	4,171	21,615
Alpha Bank secured term loans	40,250	4,200	36,050	-	-	-
less unamortized deferred financing costs	(822)	(242)	(580)	(291)	(123)	(168)
Total debt, net of deferred financing costs	$127,675	$16,746	$110,929	$49,898	$7,788	$42,110

Maturities of Debt Facilities
As at December 31, 2022, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment
Year 1	$16,988
Year 2	28,222
Year 3	11,298
Year 4	11,298
Year 5	60,691
Total	$128,497